Policyholder liabilities and unallocated surplus - Analysis of movements, Asia (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	£ 409,714	£ 340,584
Policyholder liabilities on the consolidated statement of financial position	388,996	322,518
Unallocated surplus of with-profits funds on the consolidated statement of financial position	14,317	13,096
Group's share of policyholder liabilities of joint ventures and associates	6,401	4,970
Reclassification of Korea life business as held for sale		(2,812)
Premiums	41,892	35,534
Surrenders	(20,035)	(16,992)
Maturities/deaths	(11,109)	(10,089)
Net flows	10,748	8,453
Shareholders' transfers post-tax	(287)	(259)
Investment-related items and other movements	35,579	26,321
Foreign exchange translation differences	(20,125)	37,427
Ending Balance	435,629	409,714
Policyholder liabilities on the consolidated statement of financial position	411,211	388,996
Unallocated surplus of with-profits funds on the consolidated statement of financial position	16,951	14,317
Group's share of policyholder liabilities of joint ventures and associates	7,467	6,401
Average Policy liability	407,038	360,038
Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	260,234
Group's share of policyholder liabilities of joint ventures and associates	6,401
Reclassification of Korea life business as held for sale		(2,812)
Premiums	23,566	21,357
Surrenders	(15,205)	(12,770)
Maturities/deaths	(5,644)	(4,949)
Net flows	2,717	3,638
Investment-related items and other movements	22,978	13,786
Foreign exchange translation differences	(17,837)	32,442
Policyholder liabilities on the consolidated statement of financial position	267,026	260,234
Group's share of policyholder liabilities of joint ventures and associates	7,467	6,401
Deductions for intra-group reinsurance
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	(1,302)
Policyholder liabilities on the consolidated statement of financial position	(1,235)	(1,302)
Deductions for intra-group reinsurance | With-profits
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	1,302
Policyholder liabilities on the consolidated statement of financial position	1,235	1,302
Asia insurance operations
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	62,784	48,778
Policyholder liabilities on the consolidated statement of financial position	53,716	41,255
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,667	2,553
Group's share of policyholder liabilities of joint ventures and associates	6,401	4,970
Reclassification of Korea life business as held for sale		(2,812)
New business	3,440	3,389
In-force	8,423	6,250
Premiums	11,863	9,639
Surrenders	(3,079)	(2,299)
Maturities/deaths	(1,909)	(1,558)
Net flows	6,875	5,782
Shareholders' transfers post-tax	(54)	(44)
Investment-related items and other movements	8,182	2,005
Foreign exchange translation differences	(3,948)	9,075
Ending Balance	73,839	62,784
Policyholder liabilities on the consolidated statement of financial position	62,898	53,716
Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,474	2,667
Group's share of policyholder liabilities of joint ventures and associates	7,467	6,401
Average Policy liability	65,241	51,765
Net flow increase (decrease)	1,093
Asia insurance operations | With-profits
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	29,933	20,934
Policyholder liabilities on the consolidated statement of financial position	27,266	18,381
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,667	2,553
New business	1,143	1,701
In-force	4,656	3,189
Premiums	5,799	4,890
Surrenders	(324)	(368)
Maturities/deaths	(901)	(826)
Net flows	4,574	3,696
Shareholders' transfers post-tax	(54)	(44)
Investment-related items and other movements	4,385	889
Foreign exchange translation differences	(2,401)	4,458
Ending Balance	36,437	29,933
Policyholder liabilities on the consolidated statement of financial position	32,963	27,266
Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,474	2,667
Average Policy liability	30,115	22,823
Asia insurance operations | Unit-linked
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	17,507	15,966
Policyholder liabilities on the consolidated statement of financial position	14,289	13,355
Group's share of policyholder liabilities of joint ventures and associates	3,218	2,611
Reclassification of Korea life business as held for sale		(2,187)
New business	1,298	921
In-force	1,637	1,447
Premiums	2,935	2,368
Surrenders	(2,288)	(1,641)
Maturities/deaths	(150)	(78)
Net flows	497	649
Investment-related items and other movements	2,830	621
Foreign exchange translation differences	(807)	2,458
Ending Balance	20,027	17,507
Policyholder liabilities on the consolidated statement of financial position	16,263	14,289
Group's share of policyholder liabilities of joint ventures and associates	3,764	3,218
Average Policy liability	18,767	15,643
Asia insurance operations | Other business
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	15,344	11,878
Policyholder liabilities on the consolidated statement of financial position	12,161	9,519
Group's share of policyholder liabilities of joint ventures and associates	3,183	2,359
Reclassification of Korea life business as held for sale		(625)
New business	999	767
In-force	2,130	1,614
Premiums	3,129	2,381
Surrenders	(467)	(290)
Maturities/deaths	(858)	(654)
Net flows	1,804	1,437
Investment-related items and other movements	967	495
Foreign exchange translation differences	(740)	2,159
Ending Balance	17,375	15,344
Policyholder liabilities on the consolidated statement of financial position	13,672	12,161
Group's share of policyholder liabilities of joint ventures and associates	3,703	3,183
Average Policy liability	16,359	13,299
Asia insurance operations | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	26,450
Group's share of policyholder liabilities of joint ventures and associates	6,401
Reclassification of Korea life business as held for sale		(2,812)
Premiums	6,064	4,749
Surrenders	(2,755)	(1,931)
Maturities/deaths	(1,008)	(732)
Net flows	2,301	2,086
Investment-related items and other movements	3,797	1,116
Foreign exchange translation differences	(1,547)	4,617
Policyholder liabilities on the consolidated statement of financial position	29,935	26,450
Group's share of policyholder liabilities of joint ventures and associates	7,467	6,401
Asia insurance operations | Operations within segments
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	55,018
Policyholder liabilities on the consolidated statement of financial position	64,133	£ 55,018
Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,474
Asia insurance operations | Operations within segments | With-profits
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	34,198
Unallocated surplus of with-profits funds on the consolidated statement of financial position	£ 3,474